Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	Feb. 26, 2018 shares	Feb. 09, 2018 USD ($) $ / shares shares	Nov. 06, 2017	Jul. 21, 2016	Jul. 19, 2016 shares	Jan. 25, 2018 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Jul. 18, 2016 shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Subsequent Event [Line Items]
Common stock, shares issued (in shares)							114,055,137	11,805
Common stock, shares outstanding (in shares)							114,054,851	11,750
Common stock, shares authorized (in shares)					500,000,000		500,000,000	500,000,000	170,000,000
Reverse stock split ratio			0.0029	0.0625
Minimum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares							$ 2.45	$ 563.50		$ 4,144	$ 9,800
Reverse stock split ratio					0.1
Maximum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares							$ 39,424	$ 39,424		$ 39,424	$ 39,424
Reverse stock split ratio					0.05
Subsequent Event [Member] | Minimum [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	500,000,000
Reverse stock split ratio	0.01
Subsequent Event [Member] | Maximum [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	1,000,000,000
Reverse stock split ratio	0.002
Subsequent Event [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of registered common stock offering		212,000,000
Number of pre-funded warrants		38,000,000
Number of pre-funded warrants to purchase shares of common stock		38,000,000
Gross proceeds from sale of warrants | $		$ 5.0
Offering price | $ / shares		$ 0.02
Number of common stock purchase warrant		1
Number of shares to purchase upon common stock purchase warrant		2
Purchase of common stock warrants, pre-funded warrants shall be paid at offering, per unit | $ / shares		$ 0.019
Purchase of common stock warrants, pre-funded warrants shall be paid upon exercise, per unit | $ / shares		$ 0.001
Warrants expiration period		5 years
Warrants exercisable per share price (in dollars per share) | $ / shares		$ 0.02
Common stock, shares issued (in shares)		434,981,824
Common stock, shares outstanding (in shares)		434,981,824
Subsequent Event [Member] | Series D Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of warrants to purchase aggregate shares of common stock		500,000,000
Subsequent Event [Member] | Common Stock Issued [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued		1
Subsequent Event [Member] | Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued		1
Exchange Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issuable upon warrants exercised						108,900,000